Document and Entity Information	Nov. 17, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001856028
Document Type	8-K
Document Period End Date	Nov. 17, 2021
Entity Registrant Name	Stronghold Digital Mining, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40931
Entity Tax Identification Number	86-2759890
Entity Address, Address Line One	595 Madison Avenue
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	967-5294
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	SDIG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false